Intangible assets and goodwill	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill.
Intangible assets and goodwill

8.       Intangible assets and goodwill

The rollforward of intangible assets is as follows:

Cost	Weighted average rate (p.a.)	December 31, 2024	Additions	Disposals	Transfers	Translation to presentation currency	December 31, 2025
Customer relationship		55,766	-	-	-	2,966	58,732
Software		11,844	144	-	8,597	1,424	22,009
Software in progress		2,176	10,693	(41)	(8,597)	361	4,592
Non-compete agreement		2,125	276	-	-	307	2,708
Other		5,478	-	-	-	745	6,223
Goodwill		260,766	-	-	-	17,773	278,539
		338,155	11,113	(41)	-	23,576	372,803

Amortization
Customer relationship	13.13%	(17,668)	(7,466)	-	-	(1,309)	(26,443)
Software	24.28%	(5,157)	(3,598)	-	-	(640)	(9,395)
Non-compete agreement	20.00%	(1,350)	(661)	-	-	(213)	(2,224)
Other	5.00%	(4,696)	(49)	-	-	(648)	(5,393)
		(28,871)	(11,774)	-	-	(2,810)	(43,455)
Total		309,284	(661)	(41)	-	20,766	329,348

Cost	Weighted average rate (p.a.)	December 31, 2023	Additions	Disposals	Transfers	Translation to presentation currency	December 31, 2024
Customer relationship		62,546	-	-	-	(6,780)	55,766
Software		6,972	53	(201)	7,181	(2,161)	11,844
Software in progress		2,845	7,570	(262)	(7,181)	(796)	2,176
Non-compete agreement		2,805	-	-	-	(680)	2,125
Other		7,017	-	(4)	-	(1,535)	5,478
Goodwill		287,696	2,889	-	-	(29,819)	260,766
		369,881	10,512	(467)	-	(41,771)	338,155

Amortization
Customer relationship	13.20%	(13,161)	(6,941)	-	-	2,434	(17,668)
Software	24.00%	(4,655)	(1,685)	6	-	1,177	(5,157)
Non-compete agreement	20.00%	(1,187)	(565)	-	-	402	(1,350)
Other	5.00%	(5,957)	111	-	-	1,150	(4,696)
		(24,960)	(9,080)	6	-	5,163	(28,871)
Total		344,921	1,432	(461)	-	(36,608)	309,284

8.1     Goodwill impairment assessment

Goodwill balances arising from business combinations were allocated to the group of CGUs which are expected to benefit from the synergy of the business combinations. The lowest level at which goodwill is monitored for internal management purposes is based on its single operating segment (see note 25). Consequently, goodwill is tested for impairment based on such assumption.

The discounted cash flow methodology was used to determine the value in use of the group of CGUs, calculated based on the capitalization of free cash flows discounted at a weighted-average cost of capital (“WACC”) that corresponds to the discount rate, considering the weighted average cost of the different financing forms present in the Group’s capital structure.

The values attributed to the main assumptions, as detailed below, represent the assessment of future management trends in relevant sectors and were based on historical data from internal and external sources.

	December 31, 2025	December 31, 2024
Revenue growth	15.0% to 15.06%	21.84% to 24.43%
Discount rate - before tax	19.00%	21.53%
Budgeted adjusted EBITDA margin (average for the next five years)	20.62%	20.67%
Projected period	5 years	5 years
Terminal growth rate	5.54%	3.50%

Revenue growth rates are initially based on published industry research and adjusted by the expected performance, given the initiatives in place as well as the respective macroeconomic environment that apply and are included in the budgets approved by governance leadership bodies.

The discount rates represent the assessment of risks in the current market, specific to the group of CGUs, taking into account the time value of money and the individual risks of the related assets that were not incorporated into the assumptions included in the cash flow model. These cash flows were discounted using a pre-tax discount rate, in the same currency as that used in the projections, of 19%. The discount rate was based on the weighted average cost of capital, reflecting the specific risk of the assessed segment.

Cash flow projections were prepared for a five-year period, adopting a 5.54% growth rate in perpetuity thereafter. This rate is based on market analyses for the Digital Transformation and Artificial Intelligence segment, reflecting long-term expansion potential and the scalability inherent to the business model. The rate accounts for expected real growth within the technology sector. These rates are calculated in the same currency as the projections and are consistent with management’s assumptions and published market forecasts for the Company’s operating segment.

The Group has not recognized any goodwill impairment loss for the years ended December 31, 2025, 2024, and 2023.

The Group also conducted a sensitivity analysis considering potential deteriorations in: (i) the discount rate; (ii) the growth rate in perpetuity; and (iii) the operating margins. A 1 percentage point increase in the discount rate or a 1 percentage point decrease in projected operating margins or in the growth rate in perpetuity would not result in the need to recognize an impairment loss.